Revenues (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of disaggregates revenue by significant product type
	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2022	2021	2022	2021
Revenue by Product Type
RNG, including RINs and LCFS credits	$55,086	$821	$89,883	$821
RNG O&M service(1)	242	—	532	—
Power, including RECs	14,893	2,238	31,759	2,238
Power O&M service(1)	953	—	1,851	—
Equipment and associated services	2,808	2,068	4,022	3,722
Other(1)	468	—	533	—
Total	$74,450	$5,127	$128,580	$6,781

Revenue by Operating Segment
RNG	$55,328	$821	$90,415	$821
Power	15,846	2,238	33,610	2,238
Corporate and Other	3,276	2,068	4,555	3,722
Total	$74,450	$5,127	$128,580	$6,781

(in thousands)	2021	2020
RNG, including RINs and LCFSs	$44,815	$—
Gas O&M service	386	—
Power, including RECs	21,502	—
Electric O&M service	1,070	—
Equipment and associated services	5,817	6,523
Other	98	—
Total	$73,688	$6,523

Schedule of contract assets and liabilities
(in thousands)	June 30, 2022	December 31, 2021
Contract assets (included in Prepaid expenses and other current assets)	$168	$87
Contract liabilities (included in Accrued and other current liabilities)	$(270)	$(505)

(in thousands)	2021	2020
Contract assets (included in Prepaid expenses and other current assets)	$87	$48
Contract liabilities (included in Accrued and other current liabilities)	$(505)	$(1,423)

Schedule of revenue expected to be recognized on remaining performance obligations under sales contracts
(in thousands)
Remainder of 2022	$42,026
2023 – 2024	262,001
2025 – 2026	429,996
2027 – 2028	441,067
2029 – 2030	434,641
2031 – 2032	418,453
Thereafter	1,871,603
Total	$3,899,787

(in thousands)
2022 – 2023	$118,362
2024 – 2025	123,992
2026 – 2027	128,826
2028 – 2029	118,116
2030 – 2031	119,115
Thereafter	416,779
Total	$1,025,189